Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Numerator used in basic and diluted net income per share:
Net income on continuing operation	$ 215,704	$ 136,676	$ 135,916
Net income on discontinued operation		(407)	(3,228)
Net income available for future distribution	$ 215,704	$ 136,269	$ 132,688
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	156,033,992	155,762,959	154,627,784
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	1,869,472	2,060,833	2,244,657
Weighted average common shares outstanding used in computing diluted net income per share	157,903,464	157,823,792	156,872,441
Net income from continuing operation per share
- Basic	$ 1.38	$ 0.88	$ 0.88
- Diluted	$ 1.37	$ 0.87	$ 0.87
Net income from discontinued operation per share
- Basic		$ 0.00	$ (0.02)
- Diluted		$ 0.00	$ (0.02)